Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Legg Mason ETF Investment Trust
Entity Central Index Key	0001645194
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Franklin International Low Volatility High Dividend Index ETF
Shareholder Report [Line Items]
Fund Name	Franklin International Low Volatility High Dividend Index ETF
Class Name	Franklin International Low Volatility High Dividend Index ETF
Trading Symbol	LVHI
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin International Low Volatility High Dividend Index ETF for the period April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 1-877-721-1926 or 1-203-703-6002.
Additional Information Phone Number	1-877-721-1926 or 1-203-703-6002
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Franklin International Low Volatility High Dividend Index ETF	$20	0.40%
[1]
Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%
Net Assets	$ 1,339,477,551
Holdings Count | $ / shares	135	[2]
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$1,339,477,551
Total Number of Portfolio Holdings*	135
Portfolio Turnover Rate	34%
[2]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin U.S. Low Volatility High Dividend Index ETF
Shareholder Report [Line Items]
Fund Name	Franklin U.S. Low Volatility High Dividend Index ETF
Class Name	Franklin U.S. Low Volatility High Dividend Index ETF
Trading Symbol	LVHD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin U.S. Low Volatility High Dividend Index ETF for the period April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 1-877-721-1926 or 1-203-703-6002.
Additional Information Phone Number	1-877-721-1926 or 1-203-703-6002
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Franklin U.S. Low Volatility High Dividend Index ETF	$14	0.27%
[3]
Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%
Net Assets	$ 590,244,571
Holdings Count | $ / shares	116	[4]
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$590,244,571
Total Number of Portfolio Holdings*	116
Portfolio Turnover Rate	38%
[4]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
†	Annualized.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
†	Annualized.

[4]
*	Does not include derivatives, except purchased options, if any.